UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Marco Hanig, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Information Technology - 34.2%
*	Accenture Ltd.+	242,200	$6,166
*	Adobe Systems Incorporated	182,570	5,450
	Arm Holding plc - ADR	782,925	4,909
*	Dell, Inc.	266,695	9,121
*	EMC Corporation	568,530	7,357
	First Data Corporation	195,230	7,809
*	J2 Global Communications, Inc.	99,275	4,013
*	Jabil Circuit, Inc.	201,500	6,230
	Linear Technology Corporation	101,755	3,825
	Microchip Technology, Inc.	87,200	2,626
	Paychex, Inc.	170,380	6,318
*	PDF Solutions, Inc.	86,490	1,436
*	ScanSoft, Inc.	770,265	4,106
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	808,602	6,647
*	ValueClick, Inc.	297,575	5,086
*	WebEx Communications, Inc.	181,975	4,460

			85,559

	Health Care - 30.4%
	Allergan, Inc.	37,035	3,393
*	Amgen, Inc.	151,095	12,038
*	Axcan Pharma, Inc. +	260,540	3,366
*	IDEXX Laboratories, Inc.	61,645	4,123
*	Integra Lifesciences Holding Corporation	149,795	5,731
*	Kyphon, Inc.	80,885	3,554
*	MedImmune, Inc.	98,055	3,300
	Medtronic, Inc.	216,195	11,592
*	ResMed, Inc.	42,715	3,402
	Sanofi-Aventis - ADR	174,995	7,271
	Schering-Plough Corporation	308,815	6,501
	UnitedHealth Group, Inc.	170,620	9,589
	Valeant Pharmaceuticals International	108,735	2,183

			76,043

	Consumer Discretionary - 14.9%
*	Bed, Bath & Beyond, Inc.	267,050	10,730
*	CarMax, Inc.	105,780	3,308
*	Education Management Corporation	145,060	4,677
*	Kohl’s Corporation	123,410	6,193
*	Laureate Education, Inc.	90,870	4,450
*	Shuffle Master, Inc.	118,440	3,130
*	Williams-Sonoma, Inc.	126,130	4,837

			37,325

Issuer		Shares or Principal Amount	Value
	Industrials - 10.8%
*	Coinstar, Inc.	202,565	$3,749
	Corporate Executive Board Company	46,735	3,644
	Danaher Corporation	194,161	10,452
	Graco, Inc.	116,665	3,999
	Knight Transportation, Inc.	209,425	5,102

			26,946

	Financials - 4.3%
	Goldman Sachs Group, Inc.	44,490	5,409
	SLM Corporation	98,440	5,280

			10,689

	Materials - 2.8%
	Praxair, Inc.	147,425	7,066

	Energy - 1.8%
	Suncor Energy, Inc.+	74,185	4,490

	Total Common Stock - 99.2% (cost $194,760)		248,118

	Investment in Affiliate
	William Blair Ready Reserves	921,944	1,185

	Total Investment in Affiliate - 0.5% (cost $1,185)		1,185

	Short-Term Investments
	Prudential Funding Demand Note,	$4,899,000	4,899

	VRN 3.868%, due 10/3/05
	Total Short-Term Investments - 2.0% (Cost $4,899)		4,899

	Total Investments - 101.7% (cost $200,844)		254,202

	Liabilities, plus cash and other assets - (1.7)%		(4,187)

	Net assets - 100.0%		$250,015

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Tax-Managed Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Health Care - 24.3%
	Alcon, Inc.+	965	$123
*	Amgen, Inc.	2,435	194
*	Express Scripts, Inc., Class “A”	2,470	154
*	Genentech, Inc.	1,800	152
	IMS Health, Inc.	4,740	119
	Pfizer, Inc.	5,325	133
*	ResMed, Inc.	2,197	175
	Sanofi-Aventis-ADR	2,480	103
*	St. Jude Medical, Inc.	2,360	110
	Stryker Corporation	1,230	61
	Valeant Pharmaceuticals International	5,060	102
*	Zimmer Holdings, Inc.	1,910	132

			1,558

	Information Technology - 18.6%
*	Activision, Inc.	2,980	61
	Adobe Systems, Incorporated	3,220	96
	Arm Holdings plc -ADR	9,500	60
*	CACI International, Inc., Class “A”	1,360	82
	CDW Corporation	1,620	95
*	EMC Corporation	6,590	85
	First Data Corporation	2,900	116
*	Intuit, Inc.	2,455	110
*	Jabil Circuit, Inc.	3,545	110
	Microchip Technology, Inc.	4,170	126
	Paychex, Inc.	3,390	126
*	ScanSource, Inc.	1,230	60
	Taiwan Semiconductor Mfg. Co. Ltd.--ADR	8,220	68

			1,195

	Industrials - 13.6%
	C.H. Robinson Worldwide, Inc.	2,335	150
	Danaher Corporation	3,020	163
	Expeditors International of Washington	2,245	127
	Fastenal Company	2,520	154
	General Electric Company	3,355	113
	Knight Transportation, Inc.	3,255	79
	Pentair, Inc.	2,410	88

			874

	Consumer Discretionary - 11.8%
*	Bed, Bath & Beyond, Inc.	2,070	83
*	CarMax, Inc.	2,710	85
	Dollar General Corporation	4,230	78
*	eBAY, Inc.	1,720	71
*	Laureate Education, Inc.	1,250	61
	Lowe’s Companies, Inc.	1,735	112
	Time Warner, Inc.	4,530	82
*	Univision Communications, Inc.	1,820	48
*	Williams-Sonoma, Inc.	3,645	140

			760

Issuer		Shares or Principal Amount	Value
	Financials - 7.8%
	AFLAC, Inc.	1,390	$63
	Ambac Financial Group, Inc.	1,450	104
	American International Group	2,210	137
	Investors Financial Service Corporation	2,240	74
	Moody’s Corporation	2,430	124

			502

	Consumer Staples - 7.5%
	Colgate-Palmolive Company	2,400	127
	PepsiCo, Inc.	2,825	160
	Walgreen Co.	2,365	103
	Whole Foods Market, Inc.	680	91

			481

	Energy - 6.8%
	EOG Resources, Inc.	940	70
	Smith International, Inc.	1,900	63
	Suncor Energy, Inc.+	5,010	303

			436

	Materials - 4.6%
	Airgas, Inc.	5,550	164
	Praxair, Inc.	2,660	127

			291

	Total Common Stock - 95.0% (cost $4,390)		6,097

	Investment in Affiliate
	William Blair Ready Reserves	296,453	296

	Total Investment in Affiliate - 4.6% (cost $296)		296

	Total Investments - 99.6% (cost $4,686)		6,393
	Cash and other assets, less liabilities - 0.4%		25

	Net assets - 100.0%		$6,418

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Information Technology - 32.6%
*	Accenture, Ltd.+	20,175	$514
*	Adobe Systems Incorporated	11,235	335
*	Corning Incorporated	18,655	360
*	Dell, Inc.	21,915	749
*	EMC Corporation	31,755	411
	First Data Corporation	11,730	469
	Linear Technology Corporation	12,715	478
	Paychex, Inc.	11,020	409
	Qualcomm Incorporated	7,770	348
	SAP AG - ADR	3,535	153
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	57,067	469
*	Yahoo!, Inc.	13,880	470

			5,165

	Health Care - 24.0%
	Allergan, Inc.	3,740	343
*	Amgen, Inc.	7,450	594
*	Boston Scientific Corporation	5,530	129
*	Caremark Rx, Inc.	6,215	310
*	MedImmune, Inc.	6,180	208
	Medtronic, Inc.	16,550	887
	Sanofi-Aventis-ADR	11,075	460
	Schering-Plough Corporation	11,335	239
	UnitedHealth Group, Inc.	11,095	623

			3,793

	Consumer Discretionary - 11.6%
*	Apollo Group, Inc., Class “A”	4,230	281
*	Bed, Bath & Beyond, Inc.	14,050	564
*	Kohl’s Corporation	10,983	551
	Nike, Inc., Class “B”	5,455	446

			1,842

	Industrials - 10.4%
	3M Company	6,260	459
	Danaher Corporation	13,847	746
	General Electric Company	12,985	437

			1,642

Issuer		Shares	Value
	Financials - 5.1%
	Goldman Sachs Group, Inc.	4,010	$488
	SLM Corporation	6,060	325

			813

	Consumer Staples - 4.4%
	PepsiCo, Inc.	7,285	413
	Walgreen Co.	6,510	283

			696

	Energy - 3.6%
	Schlumberger Limited+	3,165	267
	Suncor Energy, Inc.+	4,925	298

			565

	Materials - 3.4%
	Praxair, Inc.	11,075	531

	Total Common Stock - 95.1% (cost $14,014)		15,047

	Investment in Affiliate
	William Blair Ready Reserves	309,564	310

	Total Investment in Affiliate -2.0% (cost $310)		310

	Total Investments - 97.1% (cost $14,324)		15,357
	Cash plus other assets less liabilities - 2.9%		466

	Net assets - 100.0%		$15,823

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Information Technology - 34.1%
*	AMIS Holdings, Inc.	996,710	$11,821
	ARM Holdings, plc - ADR	1,582,132	9,920
*	eCollege	880,131	13,079
*	Euronet Worldwide, Inc.	245,602	7,267
*	Heartland Payment Systems, Inc.	324,929	7,753
*	Internet Capital Group, Inc.	1,410,534	12,427
*	Intrado, Inc.	613,568	11,063
*	J2 Global Communications, Inc.	220,270	8,903
*	Kanbay International, Inc.	651,959	12,257
*	Lionbridge Technologies, Inc.	2,040,764	13,775
*	Macrovision Corporation	514,789	9,832
*	OPNET Technologies, Inc.	841,990	7,090
*	Optimal Group, Inc.+	657,792	13,603
*	PDF Solutions, Inc.	943,472	15,662
*	ScanSoft, Inc.	2,420,853	12,903
*	Skillsoft, plc - ADR	815,700	3,736
*	Stratasys, Inc.	186,000	5,524
*	TNS, Inc.	333,239	8,081
*	Ultimate Software Group, Inc.	534,336	9,842
*	Ultratech, Inc.	522,153	8,140
*	ValueClick, Inc.	1,414,054	24,166
*	Volterra Semiconductor Corporation	1,336,727	16,402
*	WebEx Communications, Inc.	620,936	15,219
*	Workstream, Inc.+	3,326,857	5,656

			264,121

	Industrials - 16.8%
*	Coinstar, Inc.	573,436	10,614
*	Comfort Systems USA, Inc.	1,275,510	11,237
*	Corrections Corporation of America	244,220	9,696
*	CRA International, Inc.	183,360	7,644
*	Electronic Clearing House	598,262	5,534
*	FirstService Corporation +	428,833	9,842
*	Frozen Food Express Industries, Inc.	440,975	4,626
*	Hudson Highland Group, Inc.	357,224	8,920
*	Huron Consulting Group, Inc.	296,067	7,941
*	Kforce, Inc.	1,534,368	15,804
*	Labor Ready, Inc.	519,892	13,335
*	Marten Transport, Ltd.	291,593	7,377
*	Providence Service Corporation	294,978	9,023
*	TRM Copy Centers Corporation	588,241	8,935

			130,528

	Consumer Discretionary - 18.8%
*	4 Kids Entertainment, Inc.	539,856	9,388
*	Century Casinos, Inc.	871,891	6,199
*	Cumulus Media, Inc., Class “A”	837,206	10,457
*	Educate, Inc.	433,162	6,498
*	Insight Enterprises, Inc.	41,562	773
*	Jarden Corporation	421,871	17,326
*	Laureate Education, Inc.	423,247	20,726
*	Lions Gate Entertainment Corporation+	1,572,177	14,999
	Nautilus Group, Inc.	342,784	7,565
*	Nevada Gold and Casinos, Inc.	462,769	5211
*	Shuffle Master, Inc.	440,504	11,643
	Speedway Motorsports, Inc.	198,087	7,196
	Strayer Education, Inc.	123,845	11,706
*	ValueVision Media, Inc., Class “A”	769,390	8,733
*	WMS Industries, Inc.	258,120	7,261

			145,681

Issuer		Shares or Principal Amount	Value
	Health Care - 11.7%
*	Amicas, Inc.	1,315,002	$7,101
*	Axcan Pharma, Inc.+	595,981	7,700
*	Barrier Therapeutics, Inc.	458,048	3,843
*	Connectics Corporation	558,571	9,446
*	Foxhollow Technologies, Inc.	97,627	4,648
*	Integra Lifesciences Holdings Corporation	385,451	14,747
*	Matria Healthcare, Inc.	218,574	8,251
*	Nuvasive, Inc.	269,300	5,047
*	Psychiatric Solutions, Inc.	147,306	7,988
*	Sangamo Biosciences, Inc.	555,818	2,440
*	Santarus, Inc.	888,358	5,517
*	Telik, Inc.	510,293	8,348
*	Zila, Inc.	1,726,912	6,027

			91,103

	Energy - 6.8%
*	ATP Oil and Gas Corporation	178,152	5,851
*	Gasco Energy Inc.	792,117	5,268
*	Grey Wolf, Inc.	1,511,492	12,742
*	Hornbeck Offshore Services, Inc.	295,951	10,841
*	InterOil Corporation+	82,286	1,917
*	Remington Oil and Gas Corporation	189,018	7,844
*	Toreador Resources Corporation	228,317	8,082

			52,545

	Financials - 5.8%
*	Affiliated Managers Group, Inc.	153,282	11,101
	East West Bancorp, Inc.	226,977	7,726
*	First Cash Financial Services, Inc.	481,374	12,670
	Highland Hospitality Corporation	575,200	5,901
	National Financial Partners Corporation	174,609	7,882

			45,280

	Consumer Staples - 2.2%
*	Elizabeth Arden, Inc.	481,359	10,388
	Nu Skin Enterprises, Inc.	357,326	6,807

			17,195

	Materials - 1.5%
	Airgas, Inc.	378,838	11,225

	Telecommunication Services - 1.1%
*	Inphonic, Inc.	617,272	8,487

	Total in Common Stock - 98.8% (Total Cost $642,907)		766,165

	Investment in Affiliate
	William Blair Ready Reserves	7,537,466	7,537

	Total Investment in Affiliate - 1.0% (Cost $7,537)		7,537

	Short-Term Investments
	American Express Demand Note, VRN 3.170%, due 10/1/05	$7,100,000	7,100
	Prudential Funding Demand Note, VRN 3.868%, due 10/1/05	$7,099,000	7,099

	Total Short-Term Investments - 1.8% (Cost $14,199)		14,199

	Total Investments - 101.6% (cost $664,643 )		787,901
	Cash and other assets, less liabilities - (1.6)%		(12,177)

	Net assets - 100.0%		$775,724

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Information Technology - 27.0%
*	Amis Holdings, Inc.	61,400	$728
	CDW Corporation	17,260	1,017
*	Fiserv, Inc.	20,460	939
*	Intrado, Inc.	43,070	777
*	Intuit, Inc.	30,500	1,367
*	Iron Mountain, Inc.	38,350	1,407
*	J2 Global Communications, Inc.	24,900	1,006
*	Jabil Circuit, Inc.	42,400	1,311
*	Mercury Interactive	5,300	210
	Microchip Technology, Inc.	50,500	1,521
*	PDF Solutions, Inc.	49,600	823
*	Ultimate Software Group, Inc.	45,100	831
*	ValueClick, Inc.	112,000	1,914
*	Webex Communications, Inc.	46,640	1,143
	Xilinx, Inc.	35,700	994

			15,988

	Consumer Discretionary - 21.0%
*	Bed, Bath and Beyond, Inc.	36,800	1,479
*	CarMax, Inc.	30,300	948
*	Getty Images, Inc.	10,700	921
*	Jarden Corporation	14,750	606
*	Lamar Advertising Company, Class “A”	20,900	948
*	Laureate Education, Inc.	39,149	1,917
*	Life Time Fitness, Inc.	18,300	606
*	O’Reilly Automotive, Inc.	42,800	1,206
	The Ryland Group, Inc.	600	41
*	Shuffle Master, Inc.	32,400	856
	Strayer Education, Inc.	9,100	860
*	Tractor Supply Company	17,600	803
*	Williams-Sonoma, Inc.	32,600	1,250

			12,441

	Industrials - 20.9%
*	Beacon Roofing Supply, Inc.	24,803	810
	C.H. Robinson Worldwide, Inc.	10,100	648
	Cintas Corporation	16,300	669
*	Coinstar, Inc.	43,005	796
	Corporate Executive Board Company	17,900	1,396
*	Corrections Corporation of America	19,100	758
	Expeditors International of Washington	24,800	1,408
	Fastenal Company	32,500	1,986
*	Kforce, Inc.	55,365	570
	Knight Transportation, Inc.	45,300	1,104
*	Monster Worldwide, Inc.	18,900	580
	MSC Industrial Direct Company, Inc., Class “A”	17,940	595
	Pentair, Inc.	29,300	1,070

			12,390

Issuer		Shares or Principal Amount	Value
	Health Care - 15.4%
*	Connetics Corporation	44,618	$755
*	Express Scripts, Inc.	14,300	889
*	IDEXX Laboratories, Inc.	11,000	736
*	Integra LifeSciences Holdings Corporation	28,140	1,077
*	Kinetic Concepts, Inc.	12,300	699
*	Kyphon, Inc.	25,100	1,103
*	Medicines Company	24,600	566
*	Patterson Companies, Inc.	14,600	584
*	ResMed, Inc.	17,400	1,386
*	Telik, Inc.	45,900	751
	Valeant Pharmaceuticals International	30,300	608

			9,154

	Energy - 7.2%
	Smith International, Inc.	51,200	1,705
*	Toreador Resources Corporation	17,300	612
*	Ultra Petroleum Corporation	16,800	956
	XTO Energy Corporation	21,900	993

			4,266

	Materials - 2.3%
	Airgas, Inc.	45,700	1,354

	Financials - 2.2%
	East West Bancorp, Inc.	19,800	674
	National Financial Partners Corporation	13,500	609

			1,283

	Total in Common Stock - 96.0% (Total Cost $50,117 )		56,876

	Investment in Afiliate
	William Blair Ready Reserves	562,530	563

	Total Investment In Affiliate - 0.9% (Cost $563)		563

	Short-Term Investments
	Prudential Funding Demand Note, VRN 3.868%, due 10/1/05	$1,455,000	1,455

	Total Short-Term Investments - 2.5% (Cost $1,455)		1,455

	Total Investments - 99.4% (Cost $52,135)		58,894
	Liabilities, plus cash and other assets - 0.6%		332

	Net Assets - 100%		$59,226

*	Non-income producing securities

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Europe - 34.9%
	Austria - 1.9%
	Erste Bank Der Oester (Banking)	646,200	$34,595
*	Raiffeisen International Bank (Banking)	577,400	38,660

			73,255

	Finland - 0.4%
	Nokian Renkaat Oyj (Automotive)	605,800	14,359

	France - 10.1%
	April Group S.A. (Insurance brokers)	231,643	8,218
	BNP Paribas (Banking)	988,300	75,204
	Essilor International (Health care supplies)	397,600	32,917
	Eurazeo (Diversified financial services)	177,030	18,173
	Hermes International SCA (Apparel and luxury goods)	154,600	36,525
	Iliad (Internet software and services)	239,550	13,267
*	JC Decaux (Media)	905,075	19,966
	Klepierre (Real estate)	102,500	10,295
*	Nexity (Real estate management)	246,100	12,480
*	Orpea (Hospital and nursing management)	388,712	22,915
	Sanofi-Aventis (Pharmaceuticals)	781,400	64,716
	Technip-Coflexip S.A. (Construction)	480,160	28,425
	Vinci S.A.(Construction)	339,400	29,241
	Zodiac S.A. (Aerospace and defense)	301,400	17,806

			390,148

	Germany - 6.4%
	AWD Holdings AG (Financial services)	341,500	13,111
	Bijou Brigitte (Fashion jewelry accessories)	55,000	12,723
	Celesio AG (Pharmaceuticals)	378,980	33,238
	Continental AG (Diversified manufacturing)	473,300	38,971
	Did Deutscher Industrie Svc (Commercial services)	266,594	14,115
	E.ON AG (Energy)	409,500	37,659
	GFK AG (Commercial services)	250,948	9,451
	Rational AG (Business equipment)	56,400	5,999
	SAP AG (Software)	408,900	70,768
	Stada Arzneimittel AG (Pharmaceuticals)	356,800	12,774

			248,809

	Greece - 2.0%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	456,671	13,234
	EFG Eurobank (Banking)	638,400	19,837
	National Bank of Greece (Banking)	795,420	31,835
	Opap S.A. (Hotels, restaurants and leisure)	425,580	13,244

			78,150

	Ireland - 1.4%
	Anglo Irish Bank plc (Finance)	2,369,100	32,383
	Kingspan Group plc (Construction)	1,144,000	14,866
	United Drug plc (Pharmaceuticals)	2,090,100	8,389

			55,638

	Italy - 2.2%
	Credito Emiliano SpA (Banking)	1,243,800	13,311
	Luxottica Group SpA (Apparel and luxury goods)	1,396,965	34,782
	Pirelli & C Real Estate SpA (Real estate development)	165,752	9,889
	Saipem SpA (Energy equipment and services)	1,482,400	25,011

			82,993

	Netherlands - 1.1%
*	Axalto (Electronic equipment and instruments)	283,200	10,401
*	Tomtom NV (Computer software)	724,900	32,716

	Norway - 0.7%		43,117

	Statoil Asa (Oil and gas)	1,127,200	27,805

	Spain - 1.4%
	Grupo Ferrovial S.A. (Industrial services)	283,500	23,621
*	Industria De Textile (Retail trade)	1,043,000	30,638

			54,259

	Sweden - 1.6%
*	Capio AB (Health care)	480,800	9,495
	Clas Ohlson AB (Retail)	644,800	13,637
*	Modern Times Group (Television)	318,800	12,011
	Scania AB (Vehicles and equipment)	753,900	27,239

			62,382

Issuer		Shares	Principal
	Switzerland - 5.7%
*	Actelion (Biotechnology)	161,900	$17,461
*	Kudelski S.A. (Telecommunication equipment)	262,100	10,355
	Nobel Biocare Holdings AG (Medical equipment and supplies)	75,350	17,765
	Phonak Holdings AG (Hearing technology)	316,300	13,549
	Roche Holdings AG (Health care)	700,800	97,374
	UBS AG (Banking)	758,300	64,642

			221,146

	United Kingdom - 8.9%
	BG Group plc (Industrial services)	9,096,800	86,244
*	Burren Energy plc (Energy)	1,274,137	18,726
*	Cairn Energy plc (Petroleum refining)	727,200	25,018
	Capita Group plc (Commercial services)	3,908,080	25,996
	Intertek Group (Diversified commercial services)	984,705	11,863
*	Michael Page International (Personnel services)	3,394,200	14,738
	Next plc (Multiline retail)	1,262,500	31,052
	Northgate (Vehicles and equipment)	551,600	11,009
	Reckitt Benckiser plc (Household products)	864,200	26,351
	Standard Chartered plc (Banking)	1,426,700	30,813
	Tesco plc (Food retail)	9,055,200	49,480
	Ultra Electronic Holdings plc (Electronic products)	778,000	12,835

			344,125

	Canada - 4.2%
	Canadian National Railway Company (Railroads)	696,800	49,531
*	Gildan Activewear, Inc. (Apparel and luxury goods)	331,200	12,645
	Manulife Financial Corp. (Life and health insurance)	676,900	36,160
*	Research in Motion Ltd. (Wireless telecommunication)	393,400	26,880
	Ritchie Brothers Auctioneers, Inc. (Business services)	246,400	10,839
*	Rona, Inc. (Building materials)	727,100	14,384
*	Shoppers Drug Mart Corp. (Retail trade)	292,600	10,362

			160,801

	Japan - 17.9%
	Aeon Credit Service Co., Ltd. (Consumer finance)	290,200	21,146
	Aeon Mall Co., Ltd. (Real estate)	436,400	17,012
	Askul Corporation (Retail trade)	173,900	10,298
*	Chiyoda Corp. (Construction)	1,704,600	31,368
	Chugai Pharmaceutical Company (Pharamceuticals)	2,665,300	50,960
	Honeys Company, Ltd. (Luxury goods)	152,800	6,333
	Hoya Corporation (Electronic technology)	1,525,200	50,834
	ITO EN, Ltd. (Beverages)	206,000	9,642
*	K.K. Davinci Advisors (Real estate)	2,144	8,169
*	Kennedy-Wilson-Japan (Real estate)	2,968	9,920
	Keyence Corporation (Electronic technology)	152,560	38,506
	Komeri Co. (Speciality retail)	506,100	16,490
	Nakanishi Inc. (Medical specialties)	113,400	11,819
	Neomax Co., Ltd. (Electronic equipment and instruments)	409,400	11,662
	Nidec Corporation (Electronic technology)	510,000	30,565
	Nitori Company Ltd. (Specialty stores)	165,260	13,853
	Nitto Denko Corporation (Electronic technology)	409,800	23,134
	NIWS Company, Ltd. (Computer integration)	8,553	10,263
	Orix Corporation (Consumer finance)	327,700	59,346
	Park 24 Co., Ltd. (Commercial services)	549,200	11,739
	Point Inc. Ltd. (Apparel and footwear retail)	319,500	16,318
	Ryohin Keikaku Co. Ltd. (Retail stores)	336,200	21,682
	Sharp Corp. (Electronics)	5,443,700	79,131
	Shimamura Company Ltd. (Retail stores)	192,500	21,401
*	Shinsei Bank, Ltd. (Banking)	6,584,000	41,626
	Sparks Asset Management Co. (Financial)	4,136	9,775
	Sundrug Co., Ltd. (Drug stores)	235,900	13,470
	United Arrows, Ltd. (Speciality retail)	304,200	13,686
	Yamada Denki Company (Retail trade)	422,400	32,139

			692,287

Issuer		Shares	Value
	Emerging Asia - 9.2%
	China - 1.3%
	Ctrip.com International Ltd.-ADR (Hotels restaurants and leisure)	187,700	$12,028
	China Mengniu Dairy Co. (Food products)	2,272,000	1,874
*	Foxconn International (Manufacturing services)	21,885,000	23,806
	Fu Ji Food & Catering (Hotels, restaurants and leisure)	407,000	462
	Li Ning Co. Ltd. (Leisure equipment and products)	14,320,000	8,552
	Ports Design Limited (Apparel and luxury goods)	4,245,500	4,827

			51,549
	India - 1.9%
*	Bharti Tele-Ventures (Wireless telecommunication services)	1,488,100	11,831
	HDFC Bank (Banking)	1,240,400	19,474
	Housing Development Finance Corp. (Financial services)	1,012,000	23,979
	Infosys Technologies, Ltd. (Consulting and software services)	327,424	18,827

			74,111

	Malaysia - 0.8%
*	Airasia Bhd (Air transport)	22,532,200	9,324
	Bumiputra Commerce Holdings Bhd (Banking)	11,579,700	17,214
	Transmile Group Bhd (Airport development and maintence)	1,237,300	3,480

			30,018

	South Korea - 2.7%
	Hyundai Motor Co. (Automobiles)	599,100	46,949
	Korea Investment Holdings Co. Ltd. (Diversified financial services)	348,300	10,256
*	NHN Corp. (Internet software and services)	111,000	18,892
	Samsung Electronics Co. (Semiconductors)	50,990	28,882

			104,979

	Taiwan - 2.5%
	Hon Hai Precision Industry (Computers)	10,792,151	50,527
*	Mediatek Inc. (Semiconductors and equipment)	3,129,500	29,667
	Novatek Microelectronics (Semiconductors and equipment)	3,462,847	15,195

			95,389

	Asia - 7.8%
	Australia - 4.0%
	BHP Billiton Ltd. (Diversified resources)	2,474,900	42,226
	Billabong International Ltd. (Apparel and luxury goods)	2,215,200	22,110
	Macquarie Bank, Ltd. (Financial services)	818,900	47,098
	Sigma Company, Ltd. (Medical distributors)	1,960,633	18,381
	Toll Holdings, Ltd. (Trucking)	2,411,100	25,604

			155,419

	Hong Kong - 2.6%
	China Insurance International (Insurance)	20,893,438	7,806
	Esprit Holdings Ltd. (Apparel, footwear and retail)	3,268,000	24,441
	Li & Fung (Distributors)	11,768,000	27,259
*	Lifestyle International Holdings Ltd. (Specialty retail)	3,306,500	5,277
	Techtronic Industries Co. (Consumer durables)	13,679,700	35,073

			99,856

	Singapore - 1.2%
	Capitaland, Ltd. (Real estate operations)	17,308,000	32,167
	Goodpack Ltd. (Air freight and logistics)	4,992,000	4,905
	Osim International Ltd. (Consumer sundries)	9,310,200	7,861

			44,933

	Emerging Latin America - 5.3%
	Brazil - 1.0%
*	Diagnosticos Da America S.A. (Health care services)	436,600	6,827
	Gol Linhas Aereas Int S.P - ADR (Air transport)	310,600	10,079
*	Natura Cosmeticos S.A. (Cosmetics)	530,600	21,219

			38,125

	Chile - 1.0%
	Banco Santander SP - ADR (Banking)	371,100	16,280
	Cencosud S.A. -ADR 144A (Retail stores)	695,330	22,665

			38,945

	Columbia - 0.2%
	Bancolombia S.A. - ADR (Banking)	380,800	8,359

Issuer		Shares or Principal Amount	Value
	Mexico - 3.1%
	America Movil S.A. (Communications)	12,934,700	$17,048
*	Consorcio Ara Sa De Cv (Construction)	2,013,300	7,654
*	Corporacion Geo Sa De Cv (Real estate)	5,525,000	17,204
*	Desarrolladora Homex S.A. - ADR (Household durables)	437,500	13,436
	Grupo Aeroportuario - ADR (Transportation)	345,800	13,797
*	Urbi Desarrollos Urbanos S.A. (Household durables)	2,697,800	20,061
	Walmart de Mexico (Retail trade)	5,894,600	30,047

			119,247

	Emerging Europe, Mid-East, Africa - 4.4%
	Egypt - 0.6%
	Orascom Contruction Industry (Construction)	605,141	21,658

	Hungary - 0.6%
	OTP Bank (Banking)	550,700	21,687

	Romania - 0.2%
	Romanian Development Bank (Commercial banks)	1,518,250	6,620

	Russia - 0.9%
*	Novatek OAO - GDR (Oil, gas drilling and exploration)	657,300	15,648
*	Pyaterochka Holdings - GDR (Consumer staples)	859,200	17,459

			33,107

	South Africa - 1.6%
	Aspen Pharmacare (Pharmaceuticals)	2,383,200	12,232
	Edgars Consolidated Stores (Apparel, footwear and retail)	3,157,630	15,796
*	MTN Group Ltd. (Telecommunication services)	2,164,400	17,972
	Naspers (Media)	908,000	14,844

			60,844

	Turkey - 0.5%
*	Turkiye Garanti Bankasi A.S. (Banking)	6,734,875	20,062

	Total Common Stock - 92.6% (cost $2,634,529)		3,574,182

	Preferred Stock
	Brazil - 2.3%
	Banco Itau Holding (Banking)	161,020	38,303
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	3,167,400	50,624

	Germany - 0.9%		88,927

	Porsche AG (Automobiles)	46,700	35,936
	Total Preferred Stock - 3.2% (cost $89,310)		124,863

	Investment in Warrants
	India - 0.0%
*	Bharat Forge Ltd. Warrants (Machinery)	9,646	57

	(cost $2)
	Total Investment in Warrants - 0.0%
	Investment in Affiliate
	William Blair Ready Reserves Fund	20,441,994	20,442

	Total Investments in Affiliate- 0.5% (cost $20,442)
	Short-Term Investments
	American Express Demand Note, VRN, 3.710% due 10/1/05	38,947,000	38,947
	Prudential Funding Demand Note, VRN, 3.868% due 10/1/05	36,408,000	36,408

	Total Short-term Investments - 2.0% (cost $75,355)		75,355

	Total Investments - 98.3% (cost $2,819,639)		3,794,899
	Cash and other assets, less liabilities - 1.7%		66,133

	Net assets - 100.0%		$3,861,032

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

All securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

At September 30, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	24.1%
Financials	23.9%
Information Technology	13.3%
Healthcare	11.3%
Industrials and Services	10.4%
Energy	7.5%
Consumer Staples	5.0%
Materials	1.9%
Telecommunication Services	1.6%
Utilities	1.0%

100.0%

At September 30, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	29.1%
Japanese Yen	18.7%
British Pound Sterling	9.3%
Swiss Franc	6.0%
Australian Dollar	4.2%
Canadian Dollar	4.1%
United States Dollar	3.8%
Hong Kong Dollar	3.8%
Brazilian Real	3.2%
South Korean Won	2.8%
Taiwan Dollar	2.6%
Mexico Nuevo Peso	2.5%
Indian Rupee	2.0%
Swedish Krona	1.7%
All other currencies	6.2%
100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Europe- 36.4%
	Austria - 1.0%
	Erste Bank Der Oester (Banking)	26,875	$1,439

	France - 9.6%
	BNP Paribas (Banking)	44,200	3,363
	Essilor International (Health care supplies)	16,100	1,333
	Hermes International SCA (Apparel and luxury goods)	8,400	1,985
*	JC Decaux (Media)	25,650	566
	Sanofi-Aventis (Pharmaceuticals)	39,800	3,296
	Technip-Coflexip S.A. (Construction)	21,200	1,255
	Vinci S.A. (Construction)	20,800	1,792

			13,590

	Germany - 7.6%
	Celesio AG (Pharmaceuticals)	28,050	2,460
	Continental AG (Diversified manufacturing)	31,520	2,595
	E.ON AG (Energy)	19,000	1,747
	SAP AG (Software)	22,700	3,929

			10,731

	Greece - 2.0%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	35,250	1,022
	EFG Eurobank (Banking)	23,000	715
	National Bank of Greece (Banking)	19,400	776
	OPAP S.A. (Hotels, restaurants and leisure)	10,000	311

			2,824

	Ireland - 1.9%
	Anglo Irish Bank plc (Finance)	99,100	1,353
*	Ryanair-ADR (Air transport)	28,200	1,284

			2,637

	Italy- 1.1%
	Luxottica Group SpA (Apparel and luxury goods)	60,000	1,494

	Netherlands- 0.5%
*	Qiagen, Inc. (Health care)	49,800	644

	Norway - 1.0%
	Statoil ASA (Oil and gas)	55,300	1,364

	Spain - 1.9%
	Grupo Ferrovial S.A. (Industrial services)	11,100	925
*	Industria De Textile (Retail trade)	62,600	1,839

			2,764

	Sweden- 1.1%
*	Capio AB (Health care)	17,000	336
	Scania AB (Electronic technology)	35,000	1,264

			1,600

	Switzerland - 8.7%
	Nobel Biocare Holding AG (Medical equipment and supplies)	3,220	759
	Roche Holdings AG (Health care)	31,000	4,308
	SGS S.A. (Industrials)	1,270	981
	Synthes, Inc. (Health care)	24,750	2,900
	UBS AG (Banking)	39,300	3,350

			12,298

	United Kingdom - 8.5%
	BG Group plc (Industrial services)	455,200	4,316
	Capita Group plc (Commercial services)	212,500	1,413
	Next plc (Multiline retail)	73,800	1,815
	Reckitt Benckiser plc (Household products)	58,200	1,775
	Tesco plc (Food retailer)	516,200	2,821

			12,140

	Japan- 19.4%
	Askul Corporation (Retail trade)	7,200	426
*	Chiyoda Corporation (Construction)	66,000	1,215
	Denso Corporation (Auto parts manufacturing)	107,300	3,122
	Hoya Corporation (Electronic technology)	61,600	2,053
	Keyence Corporation (Electronic technology)	10,100	2,549
	Mitsubishi Tokyo Financial Group (Financial services)	338	4,422
	Nidec Corporation (Electronic technology)	21,300	1,277
	Nitto Denko Corporation (Electronic technology)	16,300	920
	Orix Corporation (Consumer finance)	19,600	3,549
	Sharp Corporation (Electronics)	251,400	3,654
*	Shinsei Bank Ltd. (Banking)	480,500	3,038
	Yamada Denki Co. Ltd. (Retail trade)	16,700	1,271

			27,496

Issuer		Shares or Principal Amount	Value
	Canada- 4.3%
	Canadian National Railway Co. (Railroads)	36,400	$2,587
	Manulife Financial Corporation (Life and health insurance)	40,800	2,180
*	Research in Motion Ltd. (Wireless telecommunication)	9,100	622
	Shoppers Drug Mart Corporation (Retail trade)	19,200	680

			6,069

	Asia- 6.2%
	Australia - 3.8%
	BHP Billiton Ltd. (Diversified resources)	93,200	1,590
	Macquarie Bank Ltd. (Financial services)	47,600	2,738
	Toll Holdings Ltd. (Trucking)	101,800	1,081

			5,409

	Hong Kong - 2.4%
	Esprit Holdings Ltd. (Apparel, footwear and retail)	198,000	1,481
	Techtronic Industries Co. (Consumer durables)	734,300	1,882

			3,363

	Emerging Asia - 6.8%
	India - 1.7%
*	Bharti Tele-Ventures (Wireless telecommunication services)	109,373	870
	HDFC Bank (Banking)	54,100	849
	Infosys Technologies Ltd. (Consulting and software services)	12,700	730

			2,449

	South Korea - 1.8%
*	Kookmin Bank (Banking)	16,200	960
	Samsung Electronics Co. (Semiconductors)	2,950	1,671

			2,631

	Taiwan - 3.3%
	Hon Hai Precision Industry Corp. (Computers)	567,932	2,659
*	Mediatek, Inc. (Electronic technology)	219,200	2,078

			4,737

	Latin America - 1.8%
	Mexico - 1.8%
	America Movil S.A. (Communications)	613,100	808
	Walmart de Mexico (Retail trade)	351,500	1,792

			2,600

	Emerging Europe, Mid-East, Africa -2.3%
	Hungary - 0.8%
	OTP Bank (Banking)	29,250	1,152

	South Africa - 1.5%
	Sasol ASA (Energy)	52,799	2,046
	Standard Bank Group Ltd. (Banking)	14,663	162

			2,208

	Total Common Stock - 85.8% (cost $116,836)		121,639

	Preferred Stocks
	Brazil - 3.8%
	Banco Itau SA (Banking)	6,900	1,641
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	234,600	3,750

			5,391
	Germany - 1.4%
	Porsche AG (Automobiles)	2,650	2,039

			2,039
	Total Preferred Stocks - 5.2% (cost $6,779)		7,430

	Investment in Affiliate
	William Blair Ready Reserves Fund	6,220,727	6,221

	Total Investment in Affiliate - 4.4% (cost $6,221)		6,221

	Short-Term Investments
	American Express Demand Note, VRN, 3.710%, due 10/3/05	$6,563,000	6,563

	Prudential Funding Demand Note, VRN, 3.868%, due 10/3/05	$6,507,000	6,507

	Total Short-Term Investments - 9.2% (cost $13,070)		13,070

	Total Investments - 104.6% (cost $142,906)		148,360
	Liabilities plus cash and other assets - (4.6%)		(6,564)

	Net assets - 100.0%		$141,796

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

All securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, are fair valued pursuant to valuation procedures adopted by the Board of Trustees.

At September 30, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.5%
Consumer Discretionary	21.3%
Information Technology	14.1%
Healthcare	12.4%
Energy	9.9%
Industrials and Services	8.7%
Consumer Staples	4.4%
Materials.	2.0%
Telecommunication Services	1.4%
Utilities	1.3%

100.0%

At September 30, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	28.6%
Japanese Yen	21.3%
Swiss Franc	9.5%
British Pound Sterling	9.4%
Canadian Dollar	4.7%
Australian Dollar	4.2%
Brazilian Real	4.2%
Taiwan Dollar	3.7%
Hong Kong Dollar	2.6%
South Korean Won	2.0%
Mexico Nuevo Peso	2.0%
Indian Rupee	1.9%
South African Rand	1.7%
Swedish Krona	1.2%
Norwegian Krone	1.1%
United States Dollar	1.0%
Hungarian Forint	0.9%

100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Emerging Asia -39.1%
	China - 3.3%
	China Mungniu Dairy Co. Ltd (Food products)	156,000	$129
	Ctrip.com International Ltd ADR (Hotels, restaurants and leisure)	5,200	333
*	Foxconn International (Manufacturing services)	991,000	1,078
	Fu Ji Food and Catering Services Holdings Ltd (Hotels, restaurants and leisure)	13,000	15
	Li Ning Co. Ltd (Leisure equipment and products)	660,000	394
	Ports Design Limited (Apparel and luxury goods)	405,500	461

			2,410

	India - 9.7%
	Bharti Tele-Ventures (Wireless telecommunication services)	263,000	2,091
*	HDFC Bank (Banking)	89,000	1,397
	Housing Development Finance Corp. (Financial services)	60,500	1,434
	Infosys Technologies, Ltd. (Consulting and software services)	36,700	2,110

			7,032

	Malaysia - 3.7%
	Airasia Bhd (Air transport)	1,642,000	679
	Bumiputra Commerce Holding Bhd (Banking)	895,000	1,331
*	Transmile Group Bhd (Airport development and maintence)	245,000	689

			2,699

	South Korea - 12.7%
	Hana Tour Service (Travel service)	21,700	725
	Hyundai Motor Co. Ltd. (Automobiles)	17,950	1,407
*	Kookmin Bank (Banking)	22,700	1,345
	Korea Investment Holdings Co. Ltd. (Diversified financial services)	11,800	347
	NHN Corporation (Internet software and services)	8,360	1,423
	Samsung Electronics Co. (Semiconductors)	4,800	2,719
*	Yedang Entertainment (Music entertainment company)	84,000	1,213

			9,179

	Taiwan - 8.8%
	Hon Hai Precision Industry (Computers)	607,107	2,842
*	Mediatek Inc. (Semiconductors and equipment)	223,800	2,122
	Novatek Microelectronics (Semiconductors and equipment)	330,724	1,451

			6,415

	Thailand - 0.9%
	Aapico Hitech (Auto and truck parts)	1,006,000	677

	Emerging Latin America - 23.0%
	Brazil - 6.3%
	Diagnosticos da America S.A. (Healthcare services)	45,500	711
	Gol Linhas Aereas Int S.P - ADR (Air transport)	64,500	2,093
*	Natura Cosmeticos S.A. (Cosmetics)	35,100	1,404
	Submarino S.A. (Internet and catalog retail)	27,000	347

			4,555

	Chile - 3.9%
	Banco Santander SP - ADR (Banking)	32,300	1,417
	Cencosud S.A. -ADR 144A (Retail stores)	43,100	1,405

			2,822

	Columbia - 1.9%
	Bancolombia S.A. - ADR (Banking)	64,000	1,405

	Mexico - 10.9%
	America Movil S.A. (Communications)	1,090,000	1,437
*	Corporacion Geo Sa De Cv (Real estate)	453,500	1,412
	Grupo Aeroportuario - ADR (Transportation)	17,200	686
*	Urbi Desarrollos Urbanos S.A. (Household durables)	196,100	1,458
	Walmart de Mexico (Retail trade)	566,000	2,885

			7,878

Issuer		Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 26.2%
	Egypt - 4.9%

	Orascom Contruction Industry GDR (Construction)	18,900	$1,397

	Hungary - 3.7%
	OTP Bank (Banking)	32,800	1,292
	Richter Gedeon Rt. (Pharmaceuticals)	7,500	1,350

			2,642

	Russia - 3.9%
	Novatek OAO - GDR (Oil, gas drilling and exploration)	61,000	1,456
*	Pyaterochka Holdings - GDR (Food and retail)	68,100	1,384

			2,840

	South Africa - 13.9%
	African Bank Investments (Banking)	211,000	707
	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	132,000	677
	Edgars Consolidated Stores (Apparel, footwear and retail)	278,000	1,391
*	MTN Group Ltd. (Telecommunication services)	281,000	2,333
	Naspers Ltd. (Media)	91,300	1,493
	Sasol Ltd. (Oil Company)	72,500	2,810
	Standard Bank Group Ltd. (Bankings)	64,000	706

			10,117

	Turkey - 2.8%
*	Turkiye Garanti Bankasi A.S. (Banking)	692,000	2,061

	Total Common Stock - 88.3% (cost $57,541)		64,129

	Preferred Stock
	Brazil - 5.7%

Issuer		Shares or Principal Amount	Value
	Banco Itau Holding (Banking)	5,900	1,403
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	172,100	2,751

	Total Preferred Stock - 5.7% (cost $3,405)		4,154

	Investment in Affiliate
	William Blair Ready Reserves Fund	868,749	869

	Total Investments in Affiliate - 1.2% (cost $869)		869

	Short-Term Investments
	American Express Demand Note, VRN, 3.164% due 10/1/05	361,000	361
	Prudential Funding Demand Note, VRN, 3.368% due 10/1/05	361,000	361

	Total Short-Term Investments - 1.0% (cost $722)		722

	Total Investments - 96.2% (cost $62,537)		69,874
	Cash and other assets, less liabilities - 3.8%		2,743

	Net assets - 100.0%		$72,617

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

All securities, primarily traded on exchanges or markets that close before the close of regular trading on the NewYork stock exchange, are fair valued pursant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

At September 30, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.7%
Information Technology	20.1%
Consumer Discretionary	19.7%
Industrials and Services	11.3%
Energy	10.3%
Telecommunication Services	8.6%
Consumer Staples	5.3%
Health Care	3.0%

100.0%

At September 30, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

United States Dollar	17.0%
South African Rand	14.8%
South Korean Won	13.4%
Mexico Nuevo Peso	10.5%
Indian Rupee.	10.3%
Brazilian Real	9.7%
Taiwan Dollar	9.4%
Malaysian Ringgit	4.0%
Hungarian Forint	3.9%
Hong Kong Dollar	3.0%
Turkish Lira	3.0%
Thai Baht	1.0%

100.0%

See accompanying Notes to Portfolios of Investments

Value Discovery Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Financial Services - 28.7%
*	AmericanWest Bancorporation	52,815	$1,221
	AmerUs Group, Class “A”	37,325	2,141
	Argonaut Group, Inc.	37,200	1,005
	Astoria Financial Corporation	45,190	1,194
	Donegal Group, Inc., Class “A”	76,776	1,666
	Equity Inns, Inc.	145,209	1,960
	Flagstar Bancorp, Inc.	75,638	1,218
*	Franklin Bank Corporation	115,060	1,858
*	Jones Lang LaSalle, Inc	35,100	1,617
*	KMG America Coporation	188,945	1,512
*	Meadowbrook Insurance Group, Inc.	341,720	1,914
	Midwest Banc Holdings, Inc.	52,827	1,221
	National Financial Partners Corporation	26,815	1,210
*	Seabright Insurance Holdings, Inc.	152,370	1,972
	Winston Hotels, Inc.	127,705	1,277

			22,986

	Industrials - 20.9%
*	Artesyn Technologies, Inc.	259,374	2,412
*	Coinstar, Inc.	80,570	1,492
*	Esco Technologies, Inc.	7,304	366
	General Cable Corporation	159,305	2,676
*	Genlyte Group, Inc.	17,145	824
	Hughes Supply, Incorporated	25,195	822
	Kennametal, Inc.	25,165	1,234
*	SCS Transportation, Inc.	101,585	1,596
*	Teletech Holdings, Inc.	188,700	1,891
	Toro Company	54,770	2,013
	Watsco, Inc.	26,065	1,384

			16,710

	Information Technology - 15.4%
*	Anixter International, Inc.	68,475	2,762
*	Bisys Group, Inc.	108,530	1,458
*	Carrier Access Corporation	177,995	982
*	LTX Corporation	353,340	1,491
*	Spatialight, Inc.	418,467	1,837
*	SPSS, Inc.	70,751	1,698
*	Tier Technologies, Inc., Class “B”	244,101	2,111

			12,339

	Consumer Discretionary - 11.3%
	BorgWarner, Inc.	31,155	1,759
*	Casual Male Retail Group, Inc.	211,180	1,453
*	La Quinta Corporation	93,555	813
	Nautilus Group, Inc.	49,135	1,084
*	Navigant International, Inc.	179,400	2,207
*	Restoration Hardware, Inc.	273,144	1,726

			9,042

	Consumer Staples - 8.4%
*	BJ’s Wholesale Club, Inc.	65,325	1,816
*	Elizabeth Arden, Inc.	99,325	2,144
*	Hain Celestial Group, Inc.	67,543	1,310
*	Playtex Products, Inc.	131,530	1,447

			6,717

	Energy -6.8%
*	Forest Oil Corporation	18,400	959
*	Grey Wolf, Inc.	129,060	1,088
*	KCS Energy, Inc.	35,160	968
	St. Mary Land & Exploration Company	32,485	1,189
*	Toreador Resources Corporation	34,280	1,213

			5,417

Issuer		Shares or Principal Amount	Value
	Health Care - 5.8%
*	Encore Medical Corporation	310,010	$1,457
*	Magellan Health Services	34,040	1,197
*	Pediatrix Medical Group	10,350	795
	Vital Signs, Inc.	25,070	1,155

			4,604

	Materials -4.3%
	Silgan Holdings, Inc.	29,000	965
	Spartech Corporation	127,280	2,487

			3,452

	Utilities - 3.5%
	Atmos Energy Corporation	98,265	2,776

	Total Common Stock - 105.1% (cost $70,003)		84,043

	Convertible Bonds
	Midwest Express Holdings, 6.750%, due 10/01/08 **	$2,157,000	919

	Total Convertible Bonds - 1.1% (Cost $2,157)		919

	Exchange Trades Funds
	iShares, Russell 2000	74,816	4,963
	iShares, Russell 2000 Value	83,484	5,504

	Total Exchange Traded Funds - 13.1% (Cost $10,528)		10,467

	Investment in Affiliate
	William Blair Ready Reserves Fund	2,871,381	2,871

	Total Investment in Affiliate - 3.6% (cost $2,871)		2,871

	Short-Term Investments
	Prudential Funding Demand Note, VRN 3.868% due 10/1/05	5,760,000	5,760

	Total Short-Term Investments - 7.2% (cost $5,760)		5,760

	Total Investments - 130.1% (cost $91,319)		104,060
	Liabilities, plus cash and other assets - (30.1)%		(24,076)

	Net assets - 100.0%		$79,984

*	Non-income producing

**	Fair Valued pursuant to Valuation Procedures adopted by the Board of Trustees. The holding represents a 1.10% of the Fund’s net assets at September 30, 2005.

VRN = Variable Rate Note

Income Fund

Portfolio of Investments, September 30, 2005 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 48.9%
U.S. Treasury - 6.2%
U.S. Treasury Note, 6.500%, due 2/15/10	$12,792	$13,938
U.S. Treasury Note, 4.750%, due 5/15/14	5,525	5,692

Total U.S. Treasury Obligations	18,317	19,630

Government National Mortgage Association (GNMA)- 2.4%
#780405, 9.500%, due 11/15/17	888	967
#589335, 6.500%, due 10/15/22	2,519	2,624
#357322, 7.000%, due 9/15/23	222	235
#616250, 6.000%, due 2/15/24	2,040	2,095
#2002-48, Tranche 0B, 6.000%, due 5/16/30	1,509	1,526

Total Government National Mortgage Association	7,178	7,447

Small Business Administration - 0.0%
Receipt for Multiple Originator Fees, #3,	—	45

0.709%, due 11/01/08 (Interest Only) WAC
Federal Home Loan Mortgage Corp. (FHLMC) - 18.7%
FDIC REMIC Trust, 96-C1, 7.250%, due 5/25/26	443	442
#1417, Tranche SA, 15.033%, due 11/15/07, VRN	828	876
#G10067, 7.000%, due 1/1/08	497	509
#G10147, 8.500%, due 2/1/08	122	125
#1601, Tranche PJ, 6.000%, due 10/15/08, VRN	1,761	1,785
#1612, Tranche SE, 8.100%, due 11/15/08, VRN	854	881
# E80050, 6.000%, due 10/1/09	820	840
#G90028, 7.000%, due 5/15/09	530	544
#G90019, 7.500%, due 12/15/09	631	651
7.000%, due 3/15/10	5,825	6,403
#E65418, 7.000%, due 8/1/10	449	459
#G10457, 7.000%, due 2/1/11	625	652
#E00436, 7.000%, due 6/1/11	594	620
#G10708, 6.500%, due 8/1/12	350	361
#E91999, 5.000%, due 10/1/12	1,271	1,272
#G11218, 7.000%, due 10/1/12	191	199
#E96147, 5.000%, due 5/1/13	1,780	1,780
#E95846, 4.500%, due 5/1/13	1,487	1,458
#G10839, 5.500%, due 10/1/13	1,662	1,688
#E72924, 7.000%, due 10/1/13	1,543	1,611
#E00639, 5.000%, due 3/1/14	2,125	2,136
#J02572, 7.500%, due 6/1/14	2,655	2,804
#E81697, 8.000%, due 5/1/15	3,232	3,454
#E81908, 8.500%, due 12/1/15	207	222
#G11688, 7.000%, due 2/1/16	1,092	1,137
#J02184, 8.000%, due 4/1/16	2,773	2,961
#G90022, 8.000%, due 9/17/16	906	964
#G11702, 7.500%, due 12/1/16	1,064	1,124
#G11486, 7.500%, due 4/1/17	1,330	1,404
#E90398, 7.000%, due 5/1/17	1,635	1,707
#M30028, 5.500%, due 5/1/17	482	494
#G11549, 7.000%, due 7/1/17	1,199	1,253
#G90027, 6.000%, due 11/15/17	1,998	2,056
#G11756, 7.000%, due 12/1/17	2,165	2,261

Issuer	NRSRO Rating	Principal Amount	Value
#G30254, 6.500%, due 5/1/19		3,430	3,559
#G30255, 7.000%, due 7/1/21		1,177	1,235
#G30268, 7.000%, due 7/1/21		2,603	2,730
#C67537, 9.500%, due 8/1/21		246	268
#G30243, 6.000%, due 12/1/21		2,416	2,478
#A45790, 7.500%, due 5/1/35		1,389	1,472

Total FHLMC Mortgage Obligations		56,387	58,875

Federal National Mortgage Association (FNMA) - 21.6%
#545560, 8.000%, due 5/1/07		521	538
#1992-192, Tranche SC, 8.641%, due 11/25/07, VRN		431	434
#93-196, Tranche SA, 15.707%, due 10/25/08, VRN		631	688
#1993-221, Tranche SG, 6.906%, due 12/25/08, VRN		474	488
#765396, 5.500%, due 1/1/09		466	473
#695512, 8.000%, due 9/1/10		669	705
#725479, 8.5%, due 10/1/10		1,169	1,224
#255056, 5.000%, due 11/1/10		2,316	2,328
6.250%, due 2/1/11		6,725	7,187
#313816, 6.000%, due 4/1/11		712	733
#577393, 10.000%, due 6/1/11		316	341
#577395, 10.000%, due 8/1/11		1,075	1,170
#254705, 5.500%, due 3/1/13		2,201	2,237
#254788, 6.500%, due 4/1/13		748	776
#725315, 8.000%, due 5/1/13		1,063	1,140
#190539, 6.000%, due 1/1/14		577	593
#806463, 7.000%, due 3/1/14		1,283	1,341
#593561, 9.500%, due 8/1/14		494	538
#567027, 7.000%, due 9/1/14		2,217	2,318
#567026, 6.500%, due 10/1/14		2,075	2,148
#458124, 7.000%, due 12/15/14		643	669
#598453, 7.000%, due 6/1/15		776	807
#576554, 8.000%, due 1/1/16		2,137	2,292
#555747, 8.000%, due 5/1/16		775	831
#735569, 8.000%, due 10/1/16		3,981	4,269
#725410, 7.500%, due 4/1/17		1,760	1,861
#643217 , 6.500%, due 6/1/17		442	458
#682075, 5.500%, due 11/1/17		1,358	1,378
#251960, 6.000%, due 9/1/18		840	861
#662925, 6.000%, due 12/1/17		1,831	1,890
#740847, 6.000%, due 10/1/18		1,740	1,790
#735367, 6.000%, due 3/1/22		3,384	3,466
#735574, 8.00%, due 3/1/22		1,348	1,442
#458147, 10.000%, due 8/15/20		1,280	1,410
#735104, 7.000%, due 5/1/22		3,508	3,690
#725927, 7.000%, due 8/1/22		2,792	2,933
#735137, 6.500%, due 11/1/22		1,855	1,926
#1993-19, Tranche SH, 11.233%, due 4/25/23, VRN		11	16
#254797, 5.000%, due 6/1/23		2,225	2,197
#806458, 8.00%, due 6/1/28		1,667	1,786
#797846, 7.000%, due 3/1/32		3,152	3,313
#654674, 6.500%, due 9/1/32		446	459
#733897, 6.500%, due 12/1/32		650	677

Total FNMA Mortgage Obligations		64,764	67,821

	NRSRO Rating	Principal Amount	Value
Collateralized Mortgage Obligations - 22.2%
Security National Mortgage Loan Trust, 2002-2, Tranche M2, 6.460%, due 8/25/08*	A+	2,500	2,481
GRP Real Estate Asset Trust, 2004-1, 3.96%, due 3/25/09*	A	67	67
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M, 4.750%, due 7/25/18	AA+	1,908	1,865

Cityscape Home Equity Loan Trust, 1997-4, Tranche M2, 8.210%, due 10/25/18	A-	$837	$840

ABFS, 2002-2, Tranche A6, 5.850%, due 3/15/19	AAA	1,749	1,785

RALI, 2004-QS16, Tranche 2M1, 5.000%, due 12/25/19	AA	1,785	1,740

RALI, 2004-QS16, Tranche 2M3, 5.00%, due 12/15/19	BBB	302	288

Countrywide, 2001-HLV1, Tranche B1 9.885%, due 5/10/22	BBB	1,873	1,871

First Plus, 1997-4, Tranche M2, 7.830%, due 9/11/23	A	612	611

First Plus, 1997-4, Tranche A8, 7.810%, due 9/11/23	AAA	434	433

First Plus, 1998-2, Tranche M2, 8.010%, due 5/10/24	A	388	388

First Plus, 1998-3, Tranche M2, 7.920%, due 5/10/24	A2	147	147

Bear Stearns ABS, 2001-A, Tranche M1, 7.540%, due 2/15/31	A	2,700	2,751

Delta Funding Home Equity Loan Trust, 2000-4, Tranche M1, 7.150%, due 2/15/31	AA	3,000	3,042

Aames Mortgage Trust, 2001-1, Tranche M2, 7.588%, due 6/25/31	A	1,216	1,252

IMSA, 2001-5, Tranche M1 7.250%, due 8/25/31	AAA	2,222	2,233

Conseco Finance, 2001-B, Tranche 1M1 7.272%, due 6/15/32	AA	1,639	1,663

Credit Suisse First Boston, 2002-22, Tranche 2M2 6.500%, due 6/25/32	A	3,041	3,067

Security National Mortgage Loan Trust, 2004-1A, Tranche M2, 6.750%, due 06/25/32*	A	1,600	1,573

Credit Suisse First Boston, 2001- HE30, Tranche MF2 7.760%, due 7/25/32	A+	2,161	2,189

Structured Assets Security Corporation, 2002-17, Tranche B3, 6.079%, due 9/25/32, VRN	A	1,930	1,925

LSSCO, 2004-2, Tranche M1, 5.787%, due 2/28/33, VRN*	AA	2,073	2,073

LSSCO, 2004-2, Tranche M2, 5.787%, due 2/28/33, VRN*	A	1,589	1,588

Ameriquest Mortgage Securities, 2003-5, Tranche M3, 6.009%, due 4/25/33	A+	3,385	3,402

	NRSRO Rating	Principal Amount	Value
ABFS, 2002-2, Tranche A-7, 5.215%, due 7/15/33, VRN	AAA	322	324

ABFS, 2002-3, Tranche M1, 5.402%, due 9/15/33, VRN	AA	1,500	1,499

Structured Asset Securities Corp., 2003-28XS, Tranche M3, 6.500%, due 9/25/33	Baa1	3,020	3,047

Residential Asset Mortgage Products, 2003-RS9, Tranche MI1, 5.800%, due 10/25/33	AA	250	250

Residential Asset Mortgage Products, 2003-RS9, Tranche MI2, 6.300%, due 10/25/33	A	2,200	2,215

ACE, 2004-SD1, Tranche M3 6.580%, due 11/25/33, VRN	BBB	2,099	2,017

Residential Asset Mortgage Products, 2003-RS11, Tranche MI1, 5.597%, due 12/25/2033	AA	2,400	2,420

GRP Real Estate Asset Trust, 2004-2, Tranche A, 4.210%, due 7/25/34*	A	2,204	2,205

FHASI, 2004-AR4, Tranche 3A1 4.590%, due 8/25/34	AAA	1,744	1,718

RAAC, 2005-SP1, Tranche M1 5.505%, due 9/25/34, VRN	AA	2,643	2,607

Security National Mortgage Loan Trust, 2004-2A, Tranche M2, 6.352%, due 11/25/34*	A	$2,200	$2,142

GRP Real Estate Asset Trust, 2005-1 Tranche A, 4.850%, due 1/25/35*	A	2,109	2,109

Security National Mortgage Loan Trust, 2005-1A, Tranche M2, 6.530%, due 2/25/35*	A	1,475	1,449

Security National Mortgage Loan Trust, 2005-1A, Tranche B1, 7.450%, due 2/25/35*	BBB	950	933

Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B, 6.500%, due 6/25/35	AAA	3,385	3,439

Blackrock Capital Finance, 1997-R1 WAC, 7.845%, due 3/25/37, VRN*	AAA	484	496

ACE, 2005-SN1, Tranche M1, 5.520%, due 11/25/39, VRN	AA+	1,075	1,070

ACE, 2005-SN1, Tranche M2, 5.770%, due 11/25/39, VRN	A+	625	622

Total Collateralized Mortgage Obligations		69,843	69,836

Corporate Obligations - 26.9%

Block Financial Corporation, 8.500%, due 4/15/07	BBB+	2,699	2,847

Mellon Bank NA, 7.375%, due 5/15/07	A+	2,125	2,214

Applied Materials, Inc., 6.750%, due 10/15/07	A-	2,850	2,949

	NRSRO Rating	Principal Amount	Value

Amgen Inc., 6.500%, due 12/01/07	A+	1,000	1,039

DaimlerChrysler, NA Holdings, 4.750%, due 1/15/08	A3	2,650	2,636

Wells Fargo Company, 3.500%, due 4/4/08	AA-	2,425	2,367

CIT Group Inc., 3.375%, due 4/1/09	A	2,550	2,434

Philips Petroleum, 8.750%, due 5/25/10	A-	3,575	4,180

Household Finance Corporation, 8.000%, due 7/15/10	A	2,425	2,736

Boeing Capital Corporation, 7.375%, due 9/27/10	A	2,524	2,816

Sprint Capital Corp., 7.625%, due 1/30/11	A-	2,000	2,238

Countrywide Financial Corp., 4.000%, due 3/22/11	A	2,675	2,541

Time Warner, Inc., 6.750%, due 4/15/11	BBB+	1,900	2,041

Morgan Stanley, 6.750%, due 4/15/11	A+	3,350	3,644

Goldman Sachs Group, Inc., 6.600%, due 1/15/12	A+	3,025	3,279

Lehman Brothers Holdings, Inc. 6.625%, due 1/18/12	A	2,650	2,883

National Rural Utility Cooperative, 7.250%, due 3/1/12	A	3,000	3,382

GE Capital Corporation, 6.000%, due 6/15/12	AAA	2,625	2,794

Citigroup, Inc. 5.625%, due 8/27/12	A+	2,650	2,755

SLM Corporation, 5.125%, due 8/27/12	A	2,025	2,046

Verizon Global Funding Corporation, 7.375%, due 9/1/12	A+	2,650	3,007

Cox Communications,Inc., 7.125%, due 10/1/12	BBB-	$2,425	$2,638

IBM Corporation, 4.750%, due 11/29/12	A+	3,350	3,352

Ohio Power Company, 5.500%, due 2/15/13	A3	1,900	1,953

Comcast Cable Communications, Inc 8.375%, due 3/15/13	BBB+	2,000	2,366

Issuer	NRSRO Rating	Principal Amount	Value

Altria Group, Inc. 7.00%, due 11/4/13	BBB	2,180	2,386

American Movil SA, 5.500%, due 3/1/14	A3	2,000	1,978

Bank of America Corporation, 5.375%, due 6/15/14	AA-	2,300	2,369

SBC Communications, Inc., 5.100%, due 9/15/14	A	2,500	2,477

Codelco, Inc. - 144A 4.750%, due 10/15/14*	A	2425	2,353

United Technologies Corporation, 4.875%, due 5/1/15	A	2,700	2,696

Telecom Italia, 5.250%, due 10/1/15	BBB+	3000	2,948

Total Corporate Obligations		80,153	84,344

Total Long Term Investments - 98.0% (Cost $310,652)		296,642	307,998

Short-Term Investments
American Express Corporation, VRN 3.170%, due 10/1/05	A+	$2,508	$2,508
Prudential Funding LLC, VRN	A+	2,445	2,445

3.868%, due 10/1/05
Total Short-Term Investments - 1.6% (Cost $4,953)		4,953	4,953

Total Investments - 99.6% (Cost $315,605)		$301,595	312,951

Cash and other assets, less liabilities - 0.4%			1,181

Net Assets - 100%			$314,132

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 6.20% of the net assets at September 30, 2005.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2005 (all amounts in thousands)

Issuer	Principal Amount	Amortized Cost
Mortgage Backed Securities- 7.7%
Federal Home Loan Bank (FHLB), 3.411% - 3.885%, 10/05/05 - 12/28/05	$18,710	$18,708
Federal Home Loan Mortgage Corp. (FHLMC), 2.750% - 3.510%, 10/07/05 - 5/17/06	22,250	22,197
Federal National Mortgage Assoc. (FNMA), 2.900% - 5.500%, 10/03/05 - 4/01/06	42,330	42,324

Total Mortgage Backed Securities	83,290	83,229

Canadian Fixed Rate Notes- 3.7%
Province of Ontario, 2.625% - 6.000%, 12/15/05 - 2/21/06	19,231	19,300
Province of Quebec, 5.500% - 6.500%, 1/17/06 - 4/11/06	20,218	20,385

Total Canadian Fixed Rate Notes	39,449	39,685

Fixed Rate Notes - 26.0%
Abbott Laboratories, 5.625%, 7/1/06	10,711	10,857
American General Finance Corp, 5.875%, 12/15/05	4,250	4,267
Anheuser Busch Company, 5.600%, 7/06/06	5,000	5,057
B.P. Capital PLC, 2.350%, 6/15/06	6,310	6,239
Brown-Forman Corp, 2.125%, 3/15/06	10,000	9,913
Caterpillar Financial Services, 2.650%, 1/30/06	6,205	6,177
Colgate-Palmolive Corporation, 5.340%, 3/27/06	7,180	7,238
Dover Corporation, 6.450%, 11/15/05	4,515	4,530
Du Pont (E.I) De Numours 8.250%, 9/15/06	9,752	10,124
Eli Lilly & Company, 5.500%, 7/15/06	9,300	9,410
GE Capital Corp., 2.850% - 5.350%, 10/24/05 - 3/30/06	24,942	25,044
Gillette Company, 5.750%, 10/15/05	19,600	19,623
Hershey Foods Company, 6.700%, 10/1/05	1,710	1,710
Merck & Company, 5.250%, 7/1/06	7,670	7,734
National Rural Utility Coop, 3.000% - 3.984%, 12/12/05 - 2/15/06	15,000	14,967
Paccar Financial, 3.560%, 10/20/05	10,500	10,500
Pfizer Inc., 3.660% - 5.625%, 11/04/05 - 2/1/06	20,682	20,745
Pharmacia Corporation, 5.750%, 12/01/05	10,397	10,440

Issuer	Principal Amount	Amortized Cost
Pitney Bowes Inc., 5.875%, 5/01/06	1,000	1,011
SLM Corporation, 2.750%, 12/01/05	10,995	10,976
Unilever Capital, 6.875%, 11/1/05	20,025	20,079
US Bancorp, 2.750% - 6.750%, 10/15/05 - 3/30/06	16,930	16,884
USAA Capital Corporation, 3.130%, 12/15/05	2,100	2,101
Wal-Mart Stores, 5.450% - 5.875%, 10/15/05 - 8/01/06	22,770	22,936
Wells Fargo Financial, 5.900% - 6.875%, 12/01/05 - 5/21/06	20,139	20,382

Total Fixed Rate Notes	277,683	278,944

Variable Rate Notes - 7.7%
American General Finance, 3.638%, 10/06/05	1,500	1,500
Caterpillar Financial Services, 3.913%, 11/07/05	8,000	8,006
General Electric Capital Corporation, 3.950% - 4.016%, 11/03/05 - 12/29/05	11,400	11,410
National Rural Utility Cooperative Finance Corporation, 3.897%, 11/17/05	3,815	3,817
Paccar Financial Corporation, 3.681% - 3.874%, 11/17/05 - 12/15/05	21,650	21,646
SLM Corporation, 3.361%, 10/25/05	11,950	11,957
Wal-Mart Stores, 3.734%, 12/16/05	11,000	10,995
Wells Fargo Financial, 3.450% -3.960%, 12/05/05 - 12/15/05	13,140	13,154

Total Variable Rate Notes	82,455	82,485

Asset Backed Commercial Paper - 52.7%
Alpine Securitization Corporation, 3.740% - 3.760%, 11/02/05 - 11/17/05	34,000	33,878
Amsterdam Funding Corporation, 3.640% - 3.790%, 10/13/05 - 11/08/05	30,000	29,935
CAFCO, L.L.C., 3.600% - 3.790%, 10/14/05 - 11/14/05	44,250	44,129
Ciesco, L.L.C., 3.650% -3.730%, 10/12/05 - 11/15/05	41,175	41,056
CRC Funding, L.L.C., 3.620% - 3.690%, 10/07/05 - 10/28/05	45,000	44,917
Daimler Chrysler Revolving Auto, 3.600% - 3.650%, 10/11/05 - 10/19/05	35,000	34,957
FCAR Owner Trust, 3.760%, 10/26/05	10,000	9,974
Govco, Inc., 3.790% - 3.810%, 11/03/05 - 11/09/05	20,000	19,924
Jupiter Securitization Corporation, 3.620% - 3.780%, 10/04/05 - 11/04/05	30,000	29,944
Mortgage Interest Networking Trust, 3.630% - 3.740%, 10/21/05 - 10/25/05	40,000	39,909

	Principal Amount	Amortized Cost
New Center Asset Trust, 3.600% - 3.640%, 10/04/05 - 10/13/05	40,000	39,976
Old Line Funding, 3.630% - 3.820%, 10/12/05 - 11/10/05	45,002	44,881
Park Avenue Receivables, 3.670%, 10/20/05	15,000	14,971
Sheffield Receivables, 3.640% - 3.810%, 10/03/05 - 11/10/05	42,130	42,047
Thames Asset Global Securitization, 3.590%, 10/03/05	11,010	11,008
Thunder Bay Funding, 3.630% - 3.640%, 10/12/05 -10/18/05	25,000	24,963
Variable Funding, 3.610% - 3.770%, 10/06/05 - 11/07/05	30,000	29,918
Windmill Funding Corporation, 3.620% - 3.800%, 10/05/05 - 11/09/05	30,000	29,915

Total Asset Backed Commercial Paper	567,567	566,302

Demand Note - 2.8%
American Express Corporation, VRN, 3.710%, 10/1/05	15,718	15,718
Prudential Funding, VRN, 3.868%, 10/1/05	14,357	14,357

Total Demand Note	30,075	30,075

Total Investments - 100.6% (Cost $1,080,720)	1,080,519	1,080,720

Liabilities plus cash and other assets - (0.6)%		(6,295)

Net assets - 100.0%		$1,074,425

Portfolio Weighted Average Maturity		59 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Europe - 35.3%
	Austria - 1.9%
	Erste Bank Der Oester (Banking)	238,900	$12,790
*	Raiffeisen International Bank (Banking)	215,800	14,449

			27,239

	Finland - 0.3%
	Nokian Renkaat Oyj (Automotive)	217,000	5,144

	France - 10.2%
	April Group S.A. (Insurance brokers)	89,500	3,175
	BNP Paribas (Banking)	369,600	28,124
	Essilor International (Health care supplies)	151,300	12,526
	Eurazeo (Diversified financial services)	67,300	6,909
	Hermes International SCA (Apparel and luxury goods)	57,200	13,514
	Iliad (Internet software and services)	88,000	4,874
*	JC Decaux (Media)	330,830	7,298
	Klepierre (Real estate)	40,270	4,045
*	Nexity (Real estate management)	94,900	4,812
*	Orpea (Hospital and nursing management)	142,933	8,426
	Sanofi-Avenitis (Pharmaceuticals)	287,095	23,777
	Technip-Coflexip S.A. (Construction)	179,580	10,631
	Vinci S.A.(Construction)	130,400	11,235
	Zodiac S.A. (Aerospace and defense)	115,700	6,835

			146,181

	Germany - 6.5%
	AWD Holdings AG (Financial services)	132,500	5,087
	Bijou Brigitte (Fashon jewelry accessories)	20,200	4,673
	Celesio AG (Pharmaceuticals)	141,650	12,423
	Continental AG (Diversified manufacturing)	175,800	14,475
	Did Deutscher Industrie Svc (Commercial services)	102,524	5,428
	E.ON AG (Energy)	151,080	13,894
	GFK AG (Commercial services)	93,600	3,525
	Rational AG (Business equipment)	21,700	2,308
	SAP AG (Software)	152,200	26,341
	Stada Arzneimittel AG (Pharmaceuticals)	136,800	4,898

			93,052

	Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	176,400	5,112
	EFG Eurobank (Banking)	246,700	7,666
	National Bank of Greece (Banking)	304,890	12,203
	Opap S.A. (Hotels, restaurants and leisure)	161,000	5,010

			29,991

	Ireland - 1.4%
	Anglo Irish Bank plc (Finance)	887,200	12,127
	Kingspan Group plc (Construction)	446,000	5,796
	United Drug plc (Pharmaceuticals)	736,700	2,957

			20,880

	Italy - 2.1%
	Credito Emiliano SpA (Banking)	464,500	4,971
	Luxottica Group SpA (Apparel and luxury goods)	512,000	12,748
	Pirelli & C Real Estate SpA (Real estate development)	65,100	3,884
	Saipem SpA (Energy equipment and services)	544,300	9,183

			30,786

	Netherlands - 1.1%
*	Axalto (Electronic equipment and instruments)	109,200	4,010
*	Tomtom NV (Computer software)	265,500	11,982

			15,992

	Norway - 0.7%
	Statoil Asa (Oil and gas)	415,600	10,252

	Spain - 1.5%
	Grupo Ferrovial S.A. (Industrial services)	109,500	9,124
*	Industria De Textile (Retail trade)	400,900	11,776

			20,900

	Sweden - 1.7%
*	Capio AB (Health care)	185,800	3,669
	Clas Ohlson AB (Retail)	237,900	5,031
*	Modern Times Group (Television)	122,250	4,606
	Scania AB (Vehicles and equipment)	288,900	10,439

			23,745

Issuer		Shares	Principal
	Europe Continued:
	Switzerland - 5.8%
*	Actelion (Biotechnology)	59,100	$6,374
*	Kudelski S.A. (Telecommunication equipment)	99,600	3,935
	Nobel Biocare Holdings AG (Medical equipment and supplies)	29,750	7,014
	Phonak Holdings AG (Hearing technology)	124,100	5,316
	Roche Holdings AG (Health care)	258,400	35,904
	UBS AG (Banking)	283,700	24,184

			82,727

	United Kingdom - 9.0%
	BG Group plc (Industrial services)	3,374,620	31,994
*	Burren Energy plc (Energy)	478,500	7,032
*	Cairn Energy plc (Petroleum refining)	295,800	10,177
	Capita Group plc (Commercial services)	1,460,700	9,716
	Intertek Group (Diversified commercial services)	361,000	4,349
*	Michael Page International (Personnel services)	1,251,000	5,432
	Next plc (Multiline retail)	478,000	11,757
	Northgate (Vehicles and equipment)	217,300	4,337
	Reckitt Benckiser plc (Household products)	328,650	10,021
	Standard Chartered plc (Banking)	531,800	11,485
	Tesco plc (Food retail)	3,384,800	18,496
	Ultra Electronic Holdings plc (Electronic products)	299,000	4,933

			129,729

	Canada - 4.3%
	Canadian National Railway Company (Railroads)	260,500	18,517
*	Gildan Activewear, Inc. (Apparel and luxury goods)	123,400	4,711
	Manulife Financial Corp. (Life and health insurance)	260,100	13,895
*	Research in Motion Ltd. (Wireless telecommunication)	155,800	10,645
	Ritchie Brothers Auctioneers, Inc. (Buisness services)	93,700	4,122
*	Rona, Inc. (Building materials)	279,600	5,531
*	Shoppers Drug Mart Corp. (Retail trade)	111,300	3,942

			61,363

	Japan - 18.2%
	Aeon Credit Service Co., Ltd. (Consumer finance)	107,200	7,811
	Aeon Mall Co., Ltd. (Real estate)	168,600	6,573
	Askul Corporation (Retail trade)	65,100	3,855
*	Chiyoda Corp. (Construction)	643,800	11,847
	Chugai Pharmaceutical Company (Pharamceuticals)	988,700	18,904
	Honeys Company, Ltd. (Luxury goods)	58,000	2,404
	Hoya Corporation (Electronic technology)	568,800	18,958
	ITO EN, Ltd. (Beverages)	75,000	3,510
*	K.K. Davinci Advisors (Real estate)	802	3,056
*	Kennedy - Wilson Japan (Real estate)	1,111	3,713
	Keyence Corporation (Electronic technology)	56,690	14,309
	Komeri Co. (Specialty retail)	187,900	6,122
	Nakanishi Inc. (Medical specialties)	39,100	4,075
	Neomax Co., Ltd. (Electronic equipment and instruments)	156,700	4,464
	Nidec Corporation (Electronic technology)	201,000	12,046
	Nitori Company Ltd. (Specialty stores)	67,340	5,645
	Nitto Denko Corporation (Electronic technology)	158,300	8,937
	NIWS Company, Ltd. (Computer integration)	3,149	3,779
	Orix Corporation (Consumer finance)	124,200	22,492
	Park 24 Co., Ltd. (Commercial services)	231,000	4,938
	Point Inc. Ltd. (Apparel and footwear retail)	119,390	6,098
	Ryohin Keikaku Co. Ltd. (Retail stores)	129,200	8,332
	Sharp Corp. (Electronics)	2,034,100	29,568
	Shimamura Company Ltd. (Retail stores)	73,100	8,127
*	Shinsei Bank, Ltd. (Banking)	2,445,500	15,461
	Sparks Asset Management Co. (Financial)	1,547	3,656
	Sundrug Co., Ltd. (Drug stores)	90,200	5,150
	United Arrows, Ltd. (Specialty retail)	113,000	5,084
	Yamada Denki Company (Retail trade)	153,200	11,656

			260,570

Issuer		Shares	Value
	Asia - 7.8%
	Australia - 4.0%
	BHP Billiton Ltd. (Diversified resources)	919,500	$15,688
	Billabong International Ltd. (Apparel and luxury goods)	808,300	8,068
	Macquarie Bank, Ltd. (Financial services)	303,000	17,427
	Sigma Company, Ltd. (Medical distributors)	775,800	7,273
	Toll Holdings, Ltd. (Trucking)	910,900	9,673

			58,129

	Hong Kong - 2.6%

Issuer		Shares	Value
	China Insurance International (Insurance)	7,841,160	2,929
	Esprit Holdings Ltd. (Apparel, footwear and retail)	1,231,000	9,207
	Li & Fung (Distributors)	4,350,000	10,076
*	Lifestyle International Holdings Ltd. (Specialty retail)	1,233,000	1,968
	Techtronic Industries Co. (Consumer durables)	5,021,900	12,875

			37,055

	Singapore - 1.2%
	Capitaland, Ltd. (Real estate operations)	6,569,000	12,208
	Goodpack Ltd. (Air freight and logistics)	1,853,000	1,821
	Osim International Ltd. (Consumer sundries)	3,612,200	3,050

			17,079

	Emerging Asia -8.9%
	China - 1.3%
	China Mengniu Dairy Co. (Food services)	824,000	680
	Ctrip Company International Ltd. - ADR (Hotels, restaurants and leisure)	69,400	4,447
*	Foxconn International (Manufacturing services)	7,801,800	8,486
	Fu Ji Food & Catering (Hotels, restaurants and leisure)	147,000	167
	Li Ning Co. Ltd. (Leisure equipment and products)	5,260,000	3,141
	Ports Design Limited (Apparel and luxury goods)	1,576,500	1,793

			18,714
	India - 2.0%
*	Bharti Tele-Ventures (Wireless telecommunication services)	549,400	4,368
	HDFC Bank (Banking)	491,000	7,709
	Housing Development Finance Corp. (Financial services)	375,400	8,895
	Infosys Technologies, Ltd. (Consulting and software services)	123,928	7,126

			28,098

	Malaysia - 0.8%
*	Airasia Bhd (Air transport)	8,653,500	3,581
	Bumiputra Commerce Holdings Bhd (Banking)	4,251,600	6,320
	Transmile Group Bhd (Airport development and maintence)	475,400	1,337

			11,238

	South Korea - 2.3%
	Hyundai Motor Co. (Automobiles)	145,500	11,402
	Korea Investment Holdings Co. Ltd. (Diversified financial services)	128,600	3,787
*	NHN Corp. (Internet software and services)	41,200	7,012
	Samsung Electronics Co. (Semiconductors)	19,060	10,796

			32,997
	Taiwan - 2.5%
	Hon Hai Precision Industry (Computers)	4,099,589	19,194
*	Mediatek Inc. (Semiconductors and equipment)	1,212,200	11,491
	Novatek Microelectronics (Semiconductors and equipment)	1,331,340	5,842

			36,527

	Emerging Latin America - 5.3%
	Brazil - 1.0%
*	Diagnosticos Da America S.A. (Health care services)	161,300	2,522
	Gol Linhas Aereas Int S.P - ADR (Air transport)	119,800	3,888
*	Natura Cosmeticos S.A. (Cosmetics)	193,300	7,730

			14,140

	Chile - 1.0%
	Banco Santander SP - ADR (Banking)	136,233	5,977
	Cencosud S.A. -ADR 144A (Retail stores)	261,300	8,517

			14,494

	Columbia - 0.2%
	Bancolombia S.A. - ADR (Banking)	144,200	3,165

Issuer		Shares or Principal Amount	Value
	Emerging Latin America Continued:
	Mexico - 3.1%
	America Movil S.A. (Communications)	4,838,100	$6,376
*	Consorcio Ara Sa De Cv (Construction)	782,300	2,974
*	Corporacion Geo Sa De Cv (Real estate)	2,052,400	6,391
*	Desarrolladora Homex S.A. -ADR (Household durables)	160,600	4,932
	Grupo Aeroportuario - ADR (Transportation)	135,800	5,419
*	Urbi Desarrollos Urbanos S.A. (Household durables)	1,041,800	7,747
	Walmart de Mexico (Retail trade)	2,186,800	11,147

			44,986

	Emerging Europe, Mid-East, Africa - 4.4%
	Egypt - 0.6%
	Orascom Contruction Industry (Construction)	224,543	8,036

	Hungary - 0.6%
	OTP Bank (Banking)	212,400	8,364

	Romania - 0.2%
	Romanian Development Bank (Commercial banks)	531,500	2,318

	Russia - 0.9%
*	Novatek OAO - GDR (Oil, gas drilling and exploration)	241,300	5,744
*	Pyaterochka Holdings - GDR (Consumer staples)	332,500	6,756

			12,500

	South Africa - 1.6%
	Aspen Pharmacare (Pharmaceuticals)	879,500	4,514
	Edgars Consolidated Stores (Apparel, footwear and retail)	1,112,700	5,566
*	MTN Group Ltd. (Telecommunication services)	828,500	6,880
	Naspers (Media)	333,600	5,454

			22,414

	Turkey - 0.5%
*	Turkiye Garanti Bankasi A.S. (Banking)	2,585,450	7,702

	Total Common Stock - 93.2% (cost $1,011,696)		1,336,507

	Preferred Stock
	Brazil - 2.3%
	Banco Itau Holding (Banking)	59,740	14,211
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	1,171,200	18,719

Issuer		Shares or Principal Amount	Value
			32,930

	Germany - 0.9%
	Porsche AG (Automobiles)	17,150	13,197
	Total Preferred Stock - 3.2% (cost $33,070)		46,127

	Investment in Warrants
	India - 0.0%
	Bharat Forge Ltd (Machinery)	2,995	17

	Total Investments in Warrants - 0.0% (cost $0)		17

	Investment in Affiliate
	William Blair Ready Reserves Fund	5,169,303	5,169

	Total Investments in Affiliate - 0.4% (cost $5,169)
	Short-Term Investments
	American Express Demand Note, VRN 3.710% due 10/1/05	9,971,000	9,971
	Prudential Funding Demand Note, VRN 3.868% due 10/1/05	13,573,000	13,573

	Total Short-Term Investments - 1.6% (cost $23,544)		23,544

	Total Investments - 98.4% (cost $1,073,479)		1,411,364
	Cash and other assets, less liabilities - 1.6%		22,610

	Net assets - 100.0%		$1,433,974

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

All securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, are fair valued pursuant to valuation procedures adopted by the Board of Trustees.

At September 30, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	24.1%
Financials	23.5%
Information Technology	13.4%
Healthcare	11.3%
Industrials and Services	10.7%
Energy	7.5%
Consumer Staples	5.0%
Materials	1.9%
Telecommunication Services	1.6%
Utilities	1.0%

100.0%

At September 30, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	29.2%
Japanese Yen	18.9%
British Pound Sterling	9.4%
Swiss Franc	6.0%
Australian Dollar	4.2%
Canadian Dollar	4.1%
United States Dollar	3.8%
Hong Kong Dollar	3.7%
Brazilian Real	3.1%
Taiwan Dollar	2.6%
Mexico Nuevo Peso	2.5%
South Korean Won	2.4%
Indian Rupee	2.0%
Swedish Krona	1.7%
All other currencies	6.4%
100.0%

See accompanying Notes to Financial Statements.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2005 (all dollar amounts in thousands) (unaudited)

Issuer		Shares	Value
	Common Stocks
	Europe- 36.4%
	Austria - 1.0%
	Erste Bank Der Oester (Banking)	18,870	$1,010

	France - 9.6%
	BNP Paribas (Banking)	31,400	2,389
	Essilor International (Health care supplies)	11,100	919
	Hermes International SCA (Apparel and luxury goods)	6,000	1,418
	JC Decaux (Media)	23,700	523
	Sanofi-Aventis (Pharmaceuticals)	27,700	2,294
	Technip - Coflexip S.A. (Construction)	15,000	888
	Vinci S.A. (Construction)	14,700	1,267

			9,698

	Germany - 7.7%
	Celesio AG (Pharmaceuticals)	19,900	1,745
	Continental AG (Diversified manufacturing)	22,370	1,842
	E.ON AG (Energy)	15,400	1,416
	SAP AG (Software)	16,050	2,778

			7,781

	Greece - 2.0%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	25,050	726
	EFG Eurobank (Banking)	16,300	507
	National Bank of Greece (Banking)	13,800	552
	OPAP SA (Hotels, restaurants and leisure)	9,000	280

			2,065

	Ireland - 1.9%
	Anglo Irish Bank plc (Finance)	70,200	959
*	Ryanair-ADR (Air transport)	20,000	911

			1,870

	Italy- 1.1%
	Luxottica Group SpA (Apparel and luxury goods)	45,000	1,120

	Netherlands- 0.5%
	Qiagen, Inc. (Health care)	35,200	455

	Norway - 1.0%
	Statoil ASA (Oil and gas)	39,200	967

	Spain - 1.9%
	Grupo Ferrovial S.A. (Industrial services)	7,800	650
	Industria De Textile (Retail trade)	44,500	1,307

			1,957

	Sweden- 1.1%
	Capio AB (Health care)	12,800	253
	Scania AB (Electronic technology)	25,000	903

			1,156

	Switzerland - 8.6%
	Nobel Biocare Holdings AG (Medical equipment and supplies)	2,250	531
	Roche Holdings AG (Health care)	21,950	3,050
	SGS SA (Industrials)	900	695
	Synthes, Inc. (Health care)	17,580	2,060
	UBS AG (Banking)	27,865	2,375

			8,711

	United Kingdom - 8.5%
	BG Group plc (Industrial services)	321,700	3,050
	Capita Group plc (Commercial services)	150,550	1,001
	Next plc (Multiline retail)	52,000	1,279
	Reckitt Benckiser plc (Household products)	40,600	1,238
	Tesco plc (Food retailer)	365,100	1,995

			8,563

	Japan- 19.3%
	Askul Corporation (Retail trade)	4,800	284
	Chiyoda Corporation (Construction)	47,000	865
	Denso Corporation (Auto parts manufacturing)	76,500	2,226
	Hoya Corporation (Electronic technology)	43,600	1,453
	Keyence Corporation (Electronic technology)	7,100	1,792
	Mitsubishi Tokyo Financial Group (Financial Services)	242	3,166
	Nidec Corporation (Electronic technology)	15,000	899
	Nitto Denko Corporation (Electronic technology)	11,700	660
	Orix Corporation (Consumer finance)	13,700	2,481
	Sharp Corporation (Electronics)	177,000	2,573
	Shinsei Bank Ltd. (Banking)	341,000	2,156
	Yamada Denki Co. Ltd. (Retail trade)	11,800	898

			19,453

Issuer		Shares or Principal Amount	Value
	Canada- 4.2%
	Canadian National Railway Co. (Railroads)	25,800	$1,834
	Manulife Financial Corporation (Life and health insurance)	28,900	1,544
*	Research in Motion Ltd. (Wireless telecommunication)	5,900	403
	Shoppers Drug Mart Corporation (Retail trade)	13,600	482

			4,263

	Asia- 6.2%
	Australia - 3.8%
	BHP Billiton Ltd. (Diversified resources)	65,700	1,121
	Macquarie Bank Ltd. (Financial services)	33,300	1,915
	Toll Holdings Ltd. (Trucking)	72,700	772

			3,808

	Hong Kong - 2.4%
	Esprit Holdings Ltd. (Apparel, footwear and retail)	140,000	1,047
	Techtronic Industries Co. (Consumer durables)	519,400	1,332

			2,379

	Emerging Asia - 7.1%
	India - 1.7%
*	Bharti Tele-Ventures (Wireless telecommunication services)	69,631	553
	HDFC Bank (Banking)	37,690	592
	Infosys Technologies Ltd. (Consulting and software services)	8,988	517

			1,662

	South Korea - 1.9%
*	Kookmin Bank (Banking)	11,500	681
	Samsung Electronics Co. (Semiconductors)	2,122	1,202

			1,883

	Taiwan - 3.5%
	Hon Hai Precision Industry Corp. (Computers)	420,234	1,968
*	Mediatek, Inc. (Electronic technology)	166,900	1,582

			3,550

	Latin America - 1.8%
	Mexico - 1.8%
	America Movil S.A. (Communications)	434,400	573
	Walmart de Mexico (Retail trade)	250,800	1,278

			1,851

	Emerging Europe, Mid-East, Africa - 2.3%
	Hungary - 0.8%
	OTP Bank (Banking)	20,800	819

	South Africa - 1.5%
	Sasol ASA (Energy)	37,600	1,457
	Standard Bank Group Ltd. (Banking)	10,400	115

			1,572

	Total Common Stock - 85.8% (cost $77,563)		86,593

	Preferred Stocks
	Brazil - 3.8%
	Banco Itau SA (Banking)	4,900	1,166
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	166,200	2,656
	Germany - 1.4%
	Porsche (Automobiles)	1,850	1,424

			3,822
	Total Preferred Stocks - 5.2% (cost $4,358)		5,246

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,730,305	3,730

	Total Investment in Affiliate - 3.7% (cost $3,730)		3,730

	Short-Term Investments
	American Express Demand Note,	4,791,000	4,791
	VRN, 3.710%, due 10/3/05
	Prudential Funding Demand Note,	4,741,000	4,741

	VRN, 3.868%, due 10/3/05
	Total Short-Term Investments - 9.4% (cost $9,532)		9,532

	Total Investments - 104.1% (cost $95,183)		105,101
	Liabilities, plus cash and other assets - (4.1)%		(4,132)

	Net assets - 100.0%		$100,969

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

GDR = Global Depository Receipt

VRN = Variable Rate Note

All securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, are fair valued pursuant to valuation procedures adopted by the Board of Trustees.

At September 30, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.4%
Consumer Discretionary	21.5%
Information Technology	14.3%
Healthcare	12.3%
Energy	10.8%
Industrials and Services	8.7%
Consumer Staples	4.8%
Materials	2.0%
Telecommunication Services	1.2%

100.0%

At September 30, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	28.8%
Japanese Yen	21.2%
Swiss Franc	9.5%
British Pound Sterling.	9.3%
Canadian Dollar	4.6%
Brazilian Real	4.2%
Australian Dollar	4.1%
Taiwan Dollar	3.9%
Hong Kong Dollar	2.6%
South Korean Won	2.1%
Mexico Nuevo Peso	2.0%
Indian Rupee.	1.8%
South African Rand	1.7%
Swedish Krona	1.3%
Norwegian Krone	1.0%
United States Dollar	1.0%
Hungarian Forint	0.9%

100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following thirteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	Emerging Markets Growth
Small Cap Growth	Institutional International Growth
Small-Mid Cap Growth	Institutional International Equity
Fixed Income Portfolio
Value Discovery	Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal.
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representive or accurate. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation. In addition, quarterly the Board of Trustees receives a report which tracks the fair value prices used to calculate the net asset value to the next day’s opening local prices.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of the Board of Trustees and in accordance with the Fund’s valuation procedures. As of September 30, 2005, there were securities held in the Value Discovery, International Growth, International Equity, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and investment transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Income Portfolio and the Ready Reserves Portfolio were the rates in effect on September 30, 2005. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. The Portfolios utilize the straight-line method of amortization of premiums and discounts for short-term securities (maturities less than one year) and the effective interest method for long-term securities (maturities greater than one year).

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended September 30, 2005 and for the years ended December 31, 2004 and 2003, the Income Portfolio recognized a reduction in interest income and a reduction in net realized loss of $2,316, $2,532 and $2,691 (in thousands), respectively. This reclassification has no effect on the net asset value of the Portfolio.

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The International Growth, International Equity, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at September 30, 2005, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Growth	$201,200	$55,036	$2,034	$53,002
Tax-Managed Growth	4,686	1,818	111	1,707
Large Cap Growth	14,339	1,222	204	1,018
Small Cap Growth	667,538	148,502	28,139	120,363
Small-Mid Cap Growth	52,345	7,410	861	6,549
International Growth	2,820,551	998,589	24,241	974,348
International Equity	143,178	6,389	1,207	5,182
Emerging Markets Growth	62,538	7,468	132	7,336
Value Discovery	92,960	13,748	2,648	11,100
Income	315,688	1,993	4,730	(2,737)
Ready Reserves	1,080,720	—	—	—
Institutional International Growth	1,074,111	346,912	9,659	337,253
Institutional International Equity	95,510	10,373	782	9,591

(f) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ MARCO HANIG
MARCO HANIG, PRESIDENT

Date: November 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ MARCO HANIG
MARCO HANIG, PRESIDENT (Principal Executive Officer)

Date: November 22, 2005

By:	/s/ TERENCE M. SULLIVAN
TERENCE M. SULLIVAN
Treasurer (Principal Financial Officer)

Date: November 22, 2005